United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Quarter Ended June 30, 2009

Check here if Amendment [  ];
Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
					      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  	Apex Capital, LLC
Address:  	25 Orinda Way, Suite 300
		Orinda, CA  94563

13F File Number:  28-6260

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.






Person Signing this Report on Behalf of Reporting Manager:

Name:			Sanford J. Colen
Title:		Manager & Principal
Phone:		925-253-1800
Signature, Place, and Date of Signing:



______________________________
Sanford J. Colen,				Orinda, CA	August 12, 2009

Report Type (Check only one.):

[x]	13F Holdings Report.
[  ]	13F Notice.
[  ]	13F Combination Report.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	70

Form 13F Information Table Value Total (x $1000):   $681,165

List of Other Included Mangers:

No.	13F File Number	Name:
01	28-6260		Apex Capital, LLC

Item 1:				 Item 2:		Item 3:	 	Item 4: 	Item 5: 	Item 6:		Item 7:
	Item 8:
Name of Issuer		 Title of Class		CUSIP	 #	Fair Mkt 	Shares of 	Investment	Managers	Voting
Authority
				 					Value	 	Principal	Discretion	See Instr. V	(Shares)
									(x $1000)	Amount	(c) Shared-Other		(b) Shared
		 	  		    							Other


99 CENTS ONLY STORES		common stock	65440K106	 $2,045 	 150,600 		other	1	x
ACACIA RESEARCH - ACACIA TEC	common stock	003881307	 $27,684 	 3,517,700 	other	1	x
AGILENT TECHNOLOGIES INC	common stock	00846U101	 $8,124 	 400,000 		other	1	x
ALLERGAN INC			call options	0184909GJ	 $4,758 	 100,000 		other	1	x
AMERICAN EXPRESS CO		common stock	025816109	 $8,134 	 350,000 		other	1	x
AMERITYRE CORP		common stock	03073V107	 $234 	 902,265 		other	1	x
ANADARKO PETROLEUM CORP	common stock	032511107	 $5,978 	 131,700 		other	1	x
APACHE CORP			common stock	037411105	 $310 	 4,300 		other	1	x
APPLE INC			common stock	037833100	 $25,637 	 180,000 		other	1	x
BAKER HUGHES INC		common stock	057224107	 $343 	 9,400 		other	1	x
BANK OF AMERICA CORP		common stock	060505104	 $9,240 	 700,000 		other	1	x
BIOVAIL CORP			common stock	09067J109	 $9,415 	 700,000 		other	1	x
CADENCE DESIGN SYS INC	common stock	127387108	 $13,570 	 2,300,000 	other	1	x
CAMERON INTERNATIONAL CORP	common stock	13342B105	 $651 	 23,000 		other	1	x
CANADIAN NATURAL RESOURCES	common stock	136385101	 $651 	 12,400 		other	1	x
COLLECTIVE BRANDS INC		common stock	19421W100	 $5,828 	 400,000 		other	1	x
COSTCO WHOLESALE CORP	common stock	22160K105	 $11,445 	 250,000 		other	1	x
CVS CAREMARK CORP		common stock	126650100	 $9,561 	 300,000 		other	1	x
DECKERS OUTDOOR CORP	common stock	243537107	 $49,189 	 700,000 		other	1	x
DEVON ENERGY CORPORATION	common stock	25179M103	 $616 	 11,300 		other	1	x
DIAMOND OFFSHORE DRILLING	common stock	25271C102	 $689 	 8,300 		other	1	x
DREAMWORKS ANIMATION SKG-A	common stock	26153C103	 $38,626 	 1,400,000 	other	1	x
EBAY INC			common stock	278642103	 $3,426 	 200,000 		other	1	x
EOG RESOURCES INC		common stock	26875P101	 $666 	 9,800 		other	1	x
GAMESTOP CORP-CLASS A	common stock	36467W109	 $13,206 	 600,000 		other	1	x
HALOZYME THERAPEUTICS INC	common stock	40637H109	 $2,967 	 425,000 		other	1	x
HOT TOPIC INC			common stock	441339108	 $4,386 	 600,000 		other	1	x
ILLUMINA INC			common stock	452327109	 $5,841 	 150,000 		other	1	x
INVERNESS MEDICAL INNOVATION	common stock	46126P106	 $7,692 	 216,200 		other	1	x
JETBLUE AIRWAYS CORP		common stock	477143101	 $7,686 	 1,800,000 	other	1	x
JOS A BANK CLOTHIERS INC	common stock	480838101	 $2,130 	 61,800 		other	1	x
LIZ CLAIBORNE INC		common stock	539320101	 $6,624 	 2,300,000 	other	1	x
LOWE'S COS INC			common stock	548661107	 $19,410 	 1,000,000 	other	1	x
LULULEMON ATHLETICA INC	common stock	550021109	 $13,030 	 1,000,000 	other	1	x
MICROSOFT CORP		common stock	594918104	 $23,770 	 1,000,000 	other	1	x
MOMENTA PHARMACEUTICALS INC	common stock	60877T100	 $1,203 	 100,000 		other	1	x
MONSTER WORLDWIDE INC	common stock	611742107	 $29,525 	 2,500,000 	other	1	x
MORGAN STANLEY		common stock	617446448	 $5,702 	 200,000 		other	1	x
MOSAIC CO/THE			common stock	61945A107	 $8,860 	 200,000 		other	1	x
NOBLE CORP			common stock	B65Z9D7	 	 $599 	 19,800 		other	1	x
OCCIDENTAL PETROLEUM CORP	common stock	674599105	 $711 	 10,800 		other	1	x
OCEANEERING INTL INC		common stock	675232102	 $633 	 14,000 		other	1	x
ORIENT EXPRESS HOTELS LTD -A	common stock	2619288	 	 $18,678 	 2,200,000 	other	1	x
PETROLEO BRASILEIRO S.A.-ADR	common stock	71654V408	 $672 	 16,400 		other	1	x
PRIDE INTERNATIONAL INC	common stock	74153Q102	 $371 	 14,800 		other	1	x
PRUDENTIAL FINANCIAL INC	common stock	744320102	 $10,236 	 275,000 		other	1	x
QUEST DIAGNOSTICS		common stock	74834L100	 $5,079 	 90,000 		other	1	x
RANGE RESOURCES CORP	common stock	75281A109	 $687 	 16,600 		other	1	x
RESMED INC			common stock	761152107	 $24,784 	 608,500 		other	1	x
SANOFI-AVENTIS-ADR		common stock	80105N105	 $10,322 	 350,000 		other	1	x
SCHLUMBERGER LTD		common stock	806857108	 $9,740 	 180,000 		other	1	x
SHAW GROUP INC		common stock	820280105	 $5,605 	 204,500 		other	1	x
SHERWIN-WILLIAMS CO		call options	8243489GK	 $2,688 	 50,000 		other	1	x
SHIRE PLC-ADR			common stock	82481R106	 $7,259 	 175,000 		other	1	x
SOTHEBY'S			common stock	835898107	 $19,754 	 1,400,000 	other	1	x
STERICYCLE INC			common stock	858912108	 $14,171 	 275,000 		other	1	x
STMICROELECTRONICS NV-NY SHS	common stock	861012102	 $12,016 	 1,600,000 	other	1	x
THERMO FISHER SCIENTIFIC INC	common stock	883556102	 $20,385 	 500,000 		other	1	x
TIVO INC				common stock	888706108	 $5,240 	 500,000 		other	1	x
TMK-GDR REG S			common stock	87260R201	 $2,072 	 200,000 		other	1	x
TRANSOCEAN LTD		common stock	H8817H100	 $639 	 8,600 		other	1	x
URBAN OUTFITTERS INC		common stock	917047102	 $29,246 	 1,400,000 	other	1	x
VARIAN MEDICAL SYSTEMS INC	common stock	92220P105	 $6,677 	 190,000 		other	1	x
VISA INC-CLASS A SHARES	common stock	92826C839	 $10,896 	 175,000 		other	1	x
WALGREEN CO			common stock	931422109	 $26,460 	 900,000 		other	1	x
WEATHERFORD INTL LTD		common stock	B5KL6S7	 	 $3,621 	 185,100 		other	1	x
WRIGHT MEDICAL GROUP INC	common stock	98235T107	 $6,504 	 400,000 		other	1	x
XENOPORT INC			common stock	98411C100	 $6,951 	 300,000 		other	1	x
XTO ENERGY INC			common stock	98385X106	 $12,396 	 325,000 		other	1	x
YAHOO! INC			common stock	984332106	 $17,226 	 1,100,000 	other	1	x
			 					 $681,165